Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2017
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2016	June 30, 2017
Cost
Vessels	$2,037,737	$2,165,892
Other fixed assets	1,898	1,984
Total cost	2,039,635	2,167,876
Accumulated depreciation	(332,426)	(370,933)
Vessels and other fixed assets, net	$1,707,209	$1,796,943

Capital lease obligations, Principal payments
Twelve month periods ending	Amount
June 30, 2018	$22,465
June 30, 2019	29,691
June 30, 2020	32,764
June 30, 2021	32,452
June 30, 2022	32,500
June 30, 2023 and thereafter	163,218
Total capital lease minimum payments	$313,090
Unamortized deferred finance fees	37
Total lease commitments, net	$313,053
Excluding bareboat interest	78,217
Total lease commitments	234,836
Lease commitments - current portion	9,120
Lease commitments - non-current portion	225,716